FINANCIAL INSTRUMENTS - Schedule of Contractual Maturity for Non-derivative Financial Liabilities with Agreed Repayment Periods (Details) - ARS ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	$ 182,272,419	$ 401,788,378
Leases	3,781,168	10,916,700
Less than 1 month
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	15,567,670	15,112,787
Leases	126,671	235,392
From 1 to 3 months
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	4,688,191	21,531,945
Leases	253,342	706,534
From 3 months to 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	89,324,176	104,451,417
Leases	1,115,469	2,106,774
From 1 to 3 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	72,692,382	260,692,229
Leases	2,285,686	7,545,513
From 3 to 6 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Leases	$ 0	$ 322,487
Weighted Average
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Weighted average effective interest rate %	21.00%	61.00%